Form N-SAR Semi-Annual Report for Registered Investment Companies
           (Short-Form used for Unit Investment Trust ("UIT") Filings)

Report for six month period ending: (a) _________

                   or fiscal year ending: (b) 12/31/04

Is this a transition report? Yes [ ]   No [X]

Is this an amendment to a previous filing? Yes [ ]   No [X]

Those items or sub-items with a box "/" after the item number should be completed only if the answer has changed from the previous filing on this form.

1. A. Registrant Name: Separate Account VUL-4 of Transamerica Occidental Life Insurance Company

         B. File Number: 811-10167 C. Telephone No.: 213-742-5797

2. A. Street B. City C. State D. Zip Code E. Foreign Country F. Foreign Postal Code 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499

3.  Is this the first filing on this Form by Registrant?       Yes [X]   No [ ]

4.  Is this the last filing on this Form by Registrant?        Yes [ ]   No [X]

5.  Is Registrant a Small Business Investment Company (SBIC)?  Yes [ ]   No [X]

6.  Is Registrant a Unit Investment Trust (UIT)?               Yes [X]   No [ ]

7.  A. Is Registrant a series or multiple portfolio company?
        (If answer is "No" go to item 8.)                       Yes [ ]   No [X]

7. B. How many separate series or portfolios did Registrant have at the end of the period? N/A

123. State the total value of the additional units considered in answering item 122 ($000's omitted) N/A

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series ($000's omitted) N/A

125. State the total dollar amount of sales loads collected (before reallowances to other brokers or dealers) by Registrant's principal underwriter and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) N/A

126. Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant's units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) N/A

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or neat the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period
(excluding distributions of realized gains, if any):

                                                                                                  Total       Total
                                                                                     Number of    Assets      Distribution
                                                                                     Series       (0's        (0's omitted)
                                                                                     Investing    omitted)
------------------------------------------------------------------------------------ ------------ ----------- --------------
A. U.S. Treasury direct issue
------------------------------------------------------------------------------------ ------------ ----------- --------------
------------------------------------------------------------------------------------ ------------ ----------- --------------
B. U.S. Government agency
------------------------------------------------------------------------------------ ------------ ----------- --------------
------------------------------------------------------------------------------------ ------------ ----------- --------------
C. State and municipal tax-free
------------------------------------------------------------------------------------ ------------ ----------- --------------
------------------------------------------------------------------------------------ ------------ ----------- --------------
D. Public utility debt
------------------------------------------------------------------------------------ ------------ ----------- --------------
------------------------------------------------------------------------------------ ------------ ----------- --------------
E. Brokers or dealers debt or debt of brokers' or dealers' parent
------------------------------------------------------------------------------------ ------------ ----------- --------------
------------------------------------------------------------------------------------ ------------ ----------- --------------
F. All other corporate intermediate and long-term debt
------------------------------------------------------------------------------------ ------------ ----------- --------------
------------------------------------------------------------------------------------ ------------ ----------- --------------
G. All other corporate short-term debt
------------------------------------------------------------------------------------ ------------ ----------- --------------
------------------------------------------------------------------------------------ ------------ ----------- --------------
H. Equity securities of brokers or dealers or parents of brokers or dealers
------------------------------------------------------------------------------------ ------------ ----------- --------------
------------------------------------------------------------------------------------ ------------ ----------- --------------
I.    Investment company equity securities                                           N/A          $7,515      $69
------------------------------------------------------------------------------------ ------------ ----------- --------------
------------------------------------------------------------------------------------ ------------ ----------- --------------
J. All other equity securities
------------------------------------------------------------------------------------ ------------ ----------- --------------
------------------------------------------------------------------------------------ ------------ ----------- --------------
K.  Other securities
------------------------------------------------------------------------------------ ------------ ----------- --------------
------------------------------------------------------------------------------------ ------------ ----------- --------------
L.  Total assets of all series of registrant                                         N/A          $7,515      $69
------------------------------------------------------------------------------------ ------------ ----------- --------------

128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant's series at the end of the current period insured or guaranteed by an entity other than the issuer? [If answer is "N"
(No), go to item 131.] N/A

129. Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the current period? [If answer is "N" (No), go to item 131.] N/A

130. In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? N/A

131. Total expenses incurred by all series of Registrant during the current reporting period ($000's omitted) $16

132. List the "811" (Investment Company Act of 1940) registration number for all Series of 811- Registrant that are being included in this filing:

This report is signed on behalf of the registrant (or depositor or trustee).

         City of Los Angeles, State of California
         Date:    February 28, 2005

Name of Registrant, Depositor, or Trustee:

Separate Account VUL-4 of Transamerica Occidental Life Insurance Company


By:      /s/David M. Goldstein      Witness: /s/Gina Grusman
         David M. Goldstein                     Gina Grusman
         Senior Vice President                  SEC Filing Coordinator